Related party disclosures - Summary of Related Party Disclosures for Associates and Joint Ventures (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [Line Items]
Revenue from associates and joint ventures	$ 10	$ 10	$ 9
Other amounts owed by associates and joint ventures	3	1	2
Amounts owed to associates and joint ventures	(4)	(2)
Associates [member]
Disclosure of transactions between related parties [Line Items]
Revenue from associates and joint ventures	10	9	8
Other amounts owed by associates and joint ventures	3	1	2
Amounts owed to associates and joint ventures	$ (4)	(2)
Joint ventures [member]
Disclosure of transactions between related parties [Line Items]
Revenue from associates and joint ventures		$ 1	$ 1